Indefinite Lived Intangible Assets - Pharmaceutical Formulas: Schedule of Indefinite-Lived Intangible Assets (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Details
Intangible assets- pharmaceutical formulas	$ 14,149,231	$ 14,109,169	$ 25,610,557